ACCOUNTS RECEIVABLE AND CONTRACT LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2023
Accounts Receivable And Contract Liabilities
SCHEDULE OF REVENUE CONTRACT BALANCES

Revenue Contract Balances

	Contract
	Receivables	Liabilities
Opening balance, January 1, 2023	$62,842	$(274,192)
Changes due to payment, fulfillment of performance obligations or revenues recognized	(62,842)	157,500
Effect of changes in foreign exchange rates	-	11,429
Balance, September 30, 2023	$-	$(105,263)